Note 6 - Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of other expenses by nature [text block]
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Hosting	8,056	7,647	9,267
Audit, legal and other advisory services (1)	10,863	6,579	6,857
Software license fees	1,882	1,782	2,149
Rent and other office expenses	3,318	3,152	3,743
Travel	1,304	542	1,496
Other expenses	2,774	3,101	3,502
Total other operating expenses	28,197	22,802	27,015